FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:          /  /      (a)
         or fiscal year ending:           12/31/00     (b)

Is this a transition report? (Y/N):                    N

Is this an amendment to a previous filing (Y/N):       N

Those items or sub-items with a box "[/]" after the term number should be completed only if the answer has changed from the previous filing on this form.
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1.  A.         Registrant Name:             SOUTHLAND SEPARATE ACCOUNT A1
    B.         File Number:                 811-8976
    C.         Telephone Number:            (303) 860-1290

2.  A.         Street:                      1290 Broadway
    B.         City:                        Denver
    C.         State:                       Colorado
    D.         Zip Code:                    80203        Zip Ext:      5699
    E.         Foreign Country:                          Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)          N

4.  Is this the last filing on this form by Registrant? (Y/N)           N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
    [If answer Is "Y", complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
    [If  answer is "Y", complete only items 111 through 132.]

For period ending 12/31/00
File Number 811-8976


                             UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name:
      B. [/] File Number (If any):
      C. [/] City: Denver    State:  CO  Zip Code: 80203  Zip Ext: 5699
112.  A. [/] Sponsor Name:
      B. [/] File Number (If any):
      C. [/] City:           State:      Zip Code:        Zip Ext.:
113.  A. [/] Trustee Name:
      B. [/] City:           State:      Zip Code:        Zip Ext.:
114.  A. [/] Principal Underwriter:
      B. [/] File Number:
      C: [/] City:           State:      Zip Code:        Zip Ext.:
115.  A. [/] Independent Public Account Name:
      B: [/] City:           State:      Zip Code:        Zip Ext.:
116.  Family of investment companies information:
      A. [/] Is Registrant part of a family of investment companies? (Y/N)
      B. [/] Identify the family in 10 letters:
      (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) If answer is "Y", are any of the following types of contracts funded by the Registrant:
      B. [/] Variable annuity contracts (Y/N)
      C. [/] Scheduled premium variable life contracts (Y/N)
      D. [/] Flexible premium variable life contracts (Y/N)
      E. [/] Other types of insurance policies registered under the
             Securities Act of 1933? (Y/N)
118.  [/] State the number of series existing at the end of the period that had
          securities registered under the Securities Act of 1933.
119.      State the number of new series for which registration             0
          statements under the Securities Act of 1933 became effective during the period
120. [/] State the total value of the portfolio securities on the date of deposit of the new series included in item
          119 ($000 omitted)
121. [/] State the number of series for which a current prospectus was in existence at the end of the period
122. [/] State the number of existing series for which additional units were registered under the Securities
          Act of 1933 during the current period.

For period ending 12/31/00
File Number 811-8976


123.  [/]  State the total value of the additional units
           considered in answering item 122 ($000 omitted)
124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
           during the current period (the value of these units is
           to be measured on the date they were placed in the
           subsequent series
125.       State the total dollar amount of sales loads                   $44
           collected (before reallowances to other brokers or
           dealers) by Registrant's principal underwriter and any
           underwriter which is an affiliated person of the
           principal underwriter during the current period solely
           from the sale of the units of all series of Registrant
           ($000's omitted).
126.       Of the amount shown in item 125, state the total              $0
           dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series).
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date a or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                            Number      Total Assets    Total Income Distributions
                                                           of Series  ($000's omitted)       ($000's omitted)
                                                           Investing
A.  U.S. Treasury direct issues                                       $                  $
B.  U.S. Government agency                                            $                  $
C.  State and municipal tax-free                                      $                  $
D.  Public Utility debt                                               $                  $
E.  Brokers or dealers debt or debt of brokers' or dealers'           $                  $
    parent
F.  All other corporate intermediate & long-term debt                 $                  $
G.  All other corporate short-term debt                               $                  $
H.  Equity securities of brokers or dealer or parent of               $                  $
    brokers or dealers
I.  Investment company equity securities                              $26,572            $
J.  All other equity securities                                       $                  $
K   Other securities                                                  $                  $
L.  Total Assets of all series of Registrant                          $26,572

For period ending 12/31/00
File Number 811-8976


128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current prior
         insurance or guaranteed by an entity other than the
         issuer? [If answer is "N" (No), go to item 131.]
129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period?
130. [/] In computations of NAV or offering price per unit, is any par of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees?
131.     Total expense incurred by all series of Registrant            $480
         during the current reporting period ($000's omitted).
132. [/] List the "811" Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing


This Report is signed on behalf of the Registrant in the City of Denver and State of Colorado on the 1st day of March, 2001.




Name of Registrant:          Southland Separate Account A1



Name of Depositor:           Southland Life Insurance Company


                    By:      /s/ Stephen M. Christopher
                             ----------------------------
                             Stephen M. Christopher
                             President




                    Witness: /s/ Anna M. Kautzman
                             ----------------------------
                             Anna M. Kautzman
                             Associate General Counsel